Note 6 - Significant Alliances and Related Parties (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and Development Expense, Total	$ 118,258	$ 218,208	$ 691,070	$ 1,656,427
RPCI [Member]
Research and Development Expense, Total			1,197	67,896
Accounts Payable, Related Parties	0	1,197	0	345
The Cleveland Clinic [Member]
Research and Development Expense, Total	0	0	0	30,710
Accounts Payable, Related Parties			0	0
Royalty Expense			0	0
BBL [Member]
Research and Development Expense, Total	0	0	0	124
Sublease and Other Income, Related Parties			0	23,106
Accounts Receivable, Related Parties, Gross	0	6,285	6,285	6,285
Incuron [Member]
Sublease and Other Income, Related Parties	0	0	0	2,268
Accounts Receivable, Related Parties, Gross	130,000	140,595	0	99,285
Revenue from Related Parties	0	41,010	49,357	395,544
IP Bayramov Roman [Member]
Related Party Transaction, Expenses from Transactions with Related Party			16,679	18,537
GPI [Member]
Sublease and Other Income, Related Parties	0	0	0	7,409
Accounts Receivable, Related Parties, Gross			0	3,700
Related Party Transaction, Expenses from Transactions with Related Party	$ 13,440	$ 13,440	53,760	$ 196,975
Board of Directors [Member]
Accounts Payable, Related Parties			117,500
Board of Directors [Member] | Cash Awards [Member]
Related Party Transaction, Amounts of Transaction			$ 150,000